SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Statutory income tax rate, Amount	$ (4,830,396)
Effect of tax rate differential (HK)	4.40%	(4.40%)	(4.80%)
Statutory income tax rate difference between Hong Kong and China, Amount	$ 851,256
Valuation allowance	1.80%	(18.50%)	(18.00%)
Change in valuation allowance, Amount	$ 338,279
Tax effect of non-deductible expenses	18.10%	0.30%	(0.60%)
Tax effect of tax exempt in Cayman and BVI	$ 3,492,450
Effective tax rate	0.10%	2.40%	1.60%
Effective income tax, Amount	$ 25,854	$ 83,214	$ 56,237
Hong Kong and China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax rate differential (HK)	0.90%
Statutory income tax rate difference between Hong Kong and China, Amount	$ 174,265